Note 15 - Earnings Per Share (Details) - Weighted Average Shares Outstanding, Basic and Diluted Earnings Per Share Calculations	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Shares Outstanding, Basic and Diluted Earnings Per Share Calculations [Abstract]0
Basic weighted average shares outstanding	20,013,343	19,302,603	19,779,684	19,302,603	19,302,603	12,720,641
Effect of dilutive securities	897,619	1,375,467	1,065,424	1,233,575	1,285,172
Diluted weighted average shares outstanding	20,910,962	20,678,070	20,845,108	20,536,178	20,587,775	12,720,641